6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Property Equipment And Leasehold Improvements Tables
Schedule of Property, equipment and leasehold
	March 31, 2017	December 31, 2016
Furniture and fixtures	$577,217	$65,310
Computers and equipment	270,604	41,656
Leasehold improvements	354,756	7,649
	1,202,577	114,615
Less: accumulated depreciation	(84,063)	(79,428)
	$1,118,514	$35,187